Related Parties Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties Transactions
38.	RELATED PARTIES TRANSACTIONS

The ROC Government, one of Chunghwa’s customers has significant equity interest in Chunghwa.  Chunghwa provides fixed-line services, wireless services, internet and data and other services to the various departments and institutions of the ROC Government in the normal course of business and at arm’s-length prices.  The transactions with the ROC government bodies have not been provided because the transactions are not individually or collectively significant.  However, the related revenues and operating costs have been appropriately recorded.

a.	The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
UUPON Inc.	Associate
Taiwan International Ports Logistics Corporation	Associate
Huada Digital Corporation	Joint venture
Chunghwa Benefit One Co., Ltd.	Joint venture
International Integrated System, Inc.	Associate
Senao Networks, Inc.	Associate
EnRack Technology Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Alliance Digital Tech Co., Ltd.	Associate
MeWorks Limited（HK）	Associate
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	Associate
Cornerstone Ventures Co., Ltd. (“CVC”)	Associate
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”)	Associate
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd.	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
Cheng Keng Investment Co., Ltd.	Chairman of Cheng Keng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Cheng Feng Investment Co., Ltd.	Chairman of Cheng Feng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
All Oriented Investment Co., Ltd.	Chairman of All Oriented Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Hwa Shun Investment Co., Ltd.	Chairman of Hwa Shun Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Yu Yu Investment Co., Ltd.	Chairman of Yu Yu Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT

b.

Balances and transactions between Chunghwa and its subsidiaries, which are related parties of Chunghwa, have been eliminated on consolidation and are not disclosed in this note.  Terms of the foregoing transactions with related parties were not significantly different from transactions with non-related parties.  When no similar transactions with non-related parties can be referenced, terms were determined in accordance with mutual agreements.  Details of transactions between the Company and other related parties are disclosed below:

1)	Operating transactions

	Revenues
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Associates	$344	$344	$274
Joint ventures	1	—	—
Others	65	94	76

	$410	$438	$350

	Operating Costs and Expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Associates	$1,197	$1,304	$964
Joint ventures	2	—	—
Others	71	75	76
	$1,270	$1,379	$1,040
2)	Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Associates	$32	$31	$41
Others	—	—	4
	$32	$31	$45
3)	Receivables

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Associates	$11	$10
Others	13	7
	$24	$17

4)	Payables

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Associates	$914	$651
Others	4	3
	$918	$654

5)	Customers’ deposits

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Associates	$6	$8

6)	Acquisition of property, plant and equipment

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Associates	$390	$312	$242
Joint ventures	—	—	—
	$390	$312	$242

7)	Lease-in agreements

Chunghwa entered into a contract with ST-2 Satellite Ventures Pte., Ltd. on March 12, 2010 to lease capacity on the ST-2 satellite.  This lease term is for 15 years which should start from the official operation of ST-2 satellite and the total contract value is approximately $6,000 million (SG$261 million), including a prepayment of $3,068 million at the inception of the lease, and the rest of amount should be paid annually when ST-2 satellite starts its official operation.  ST-2 satellite was launched in May 2011 and began its official operation in August 2011.

Prior to 2019

The total rental expense for the year ended December 31, 2017 was $392 million, which consisted of an offsetting credit of the prepayment of $204 million and an additional accrual of $188 million.  The total rental expense for the year ended December 31, 2018 was $394 million, which consisted of an offsetting credit of the prepayment of $204 million and an additional accrual of $190 million.  The prepaid rents (classified as prepayments) as of December 31, 2018, was as follows:

December 31,
2018
NT$
(In Millions)
Prepaid rents - current	$205
Prepaid rents - noncurrent	1,346
$1,551

2019

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2019 was as follows:

December 31,
2019
NT$
(In Millions)
Lease liabilities - current	$188
Lease liabilities - noncurrent	1,024
$1,212

The interest expense recognized for the aforementioned lease liabilities for the year ended December 31, 2019 was $11 million.

c.	Compensation of key management personnel

The compensation of directors and other key management personnel for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$254	$282	$263
Post-employment benefits	9	10	9
Share-based payment	2	9	-
	$265	$301	$272

The compensation of directors and other key management personnel was mainly determined by the compensation committee having regard to the performance of individual and market trends.